Description of Business, Basis of Presentation and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Description of Business

Description of Business

Histogen Inc. (the “Company,” “Histogen,” or the “combined company”), formerly known as Conatus Pharmaceuticals Inc. (“Conatus”), was incorporated in the state of Delaware on July 13, 2005. The Company is a clinical-stage therapeutics company focused on developing potential first-in-class restorative therapeutics that ignite the body’s natural process to repair and maintain healthy biological function. The therapeutics are designed for aesthetic and therapeutic applications based upon the Company’s unique technology that utilizes proteins and growth factors produced by hypoxia-induced multipotent cells. The Company has a robust portfolio of product candidates derived from one core technology process that fulfills market needs without using embryonic stem cells or animal components. The Company’s products are all covered by patented technologies which focus on replacing and regenerating tissues in the body.

The Company’s lead drug candidate, HST-001, is a hair stimulating complex (“HSC”) intended to be a physician-administered therapeutic for alopecia (hair loss). Phase 1 and Phase 1/2 clinical trials of HSC have been completed outside the United States, with results that produced significant efficacy and a clear safety profile and margin. A Phase 1 clinical trial of HSC in the United States under a Food and Drug Administration (“FDA”) approved Investigational New Drug (“IND”) has been completed and reports filed with the FDA in 2019. In 2019, the Company established HST-001 as the program identifier for HSC development and expanded its product pipeline to include HST-002 (dermal filler) and HST-003 (knee cartilage) as its other lead development programs. The Company has also developed a non-prescription topical skin care ingredient that currently generates revenue from customers who formulate the ingredient into their skin care product lines. The Company also retained development and commercialization rights to emricasan, an asset previously developed by Conatus (see Note 6), and on October 26, 2020, the Company entered into a Collaborative Development and Commercialization Agreement (the “Collaboration Agreement”) with Amerimmune LLC (“Amerimmune”), pursuant to which the Company and Amerimmune agreed to jointly develop emricasan, an orally active pan-caspase inhibitor, for the potential treatment of COVID-19 (see Note 12).

Merger between Private Histogen and Conatus Pharmaceuticals Inc. and Name Change

Merger between Private Histogen and Conatus Pharmaceuticals Inc. and Name Change

On January 28, 2020, the Company, then operating as Conatus, entered into an Agreement and Plan of Merger and Reorganization, as amended (the “Merger Agreement”), with privately-held Histogen Inc. (“Private Histogen”) and Chinook Merger Sub, Inc., a wholly-owned subsidiary of the Company (“Merger Sub”). Under the Merger Agreement, Merger Sub merged with and into Private Histogen, with Private Histogen surviving as a wholly-owned subsidiary of the Company (the “Merger”). On May 26, 2020, the Merger was completed. Conatus changed its name to Histogen Inc., and Private Histogen, which remains as a wholly-owned subsidiary of the Company, changed its name to Histogen Therapeutics Inc. On May 27, 2020, the combined company’s common stock began trading on The Nasdaq Capital Market under the ticker symbol “HSTO”.

Except as otherwise indicated, references herein to “Histogen,” the “Company,” or the “combined company”, refer to Histogen Inc. on a post-Merger basis, and the term “Private Histogen” refers to the business of privately-held Histogen Inc., prior to completion of the Merger. References to Conatus refer to Conatus Pharmaceuticals Inc. prior to completion of the Merger.

Pursuant to the terms of the Merger Agreement, each outstanding share of Private Histogen common stock outstanding immediately prior to the closing of the Merger was converted into approximately 0.14342 shares of Company common stock (the “Exchange Ratio”), after taking into account the Reverse Stock Split, as defined below. Immediately prior to the closing of the Merger, all shares of Private Histogen preferred stock then outstanding were exchanged into shares of common stock of Private Histogen. In addition, all outstanding options exercisable for common stock of Private Histogen and warrants exercisable for common stock of Private Histogen became options and warrants exercisable for the same number of shares of common stock of the Company multiplied by the Exchange Ratio. Immediately following the Merger, stockholders of Private Histogen owned approximately 71.3% of the outstanding common stock of the combined company.

The transaction was accounted for as a reverse asset acquisition in accordance with generally accepted accounting principles in the United States of America (“GAAP”). Under this method of accounting, Private Histogen was deemed to be the accounting acquirer for financial reporting purposes. This determination was primarily based on the facts that, immediately following the Merger: (i) Private Histogen’s stockholders owned a substantial majority of the voting rights in the combined company, (ii) Private Histogen designated a majority of the members of the initial board of directors of the combined company, and (iii) Private Histogen’s senior management holds all key positions in the senior management of the combined company. As a result, as of the closing date of the Merger, the net assets of the Company were recorded at their acquisition-date relative fair values in the accompanying condensed consolidated financial statements of the Company and the reported operating results prior to the Merger are those of Private Histogen.

Reverse Stock Split and Exchange Ratio

Reverse Stock Split and Exchange Ratio

On May 26, 2020, in connection with, and prior to the completion of, the Merger, the Company effected a one-for-ten reverse stock split of its then outstanding common stock (the “Reverse Stock Split”). The par value and the authorized shares of the common stock were not adjusted as a result of the Reverse Stock Split. All of the Company’s issued and outstanding common stock have been retroactively adjusted to reflect this Reverse Stock Split for all periods presented. All issued and outstanding Private Histogen common stock, convertible preferred stock, options and warrants prior to the effective date of the Merger have been retroactively adjusted to reflect the Exchange Ratio for all periods presented.

Liquidity and Going Concern

Liquidity and Going Concern

From inception and through September 30, 2020, the Company has accumulated losses of $59.2 million and expects to incur operating losses and generate negative cash flows from operations for the foreseeable future. As of September 30, 2020, the Company had $6.6 million in cash and cash equivalents.

The Company has not yet established ongoing sources of revenues sufficient to cover its operating costs and will need to continue to raise additional capital to support its future operating activities, including progression of its development programs, preparation for commercialization, and other operating costs. Management’s plans with regard to these matters include entering into a combination of additional debt or equity financing arrangements, government funding, strategic partnerships, collaboration and licensing arrangements, or other similar arrangements. In addition, the Company may fund its losses from operations through the common stock purchase agreement the Company entered into with Lincoln Park in July 2020, for the purchase of up to $10.0 million of the Company’s common stock over the 24 month period of the purchase agreement, $8.5 million of which remains available for sale as of the date these condensed consolidated financial statements were available to be issued (see Note 9), subject to limitations on the amount of securities the Company may sell under its effective registration statement on Form S-3 within any 12 month period. There can be no assurance that the Company will be able to obtain additional financing on terms acceptable to the Company, on a timely basis or at all. As stated above and more fully discussed in Note 6, the Merger with Conatus was completed on May 26, 2020, which provided the Company approximately $12.8 million in cash and cash equivalents. However, additional funding will be required for the Company to sustain operations beyond twelve months from the date these condensed consolidated financial statements were available to be issued as the Company expects an increase in cash outflows as compared to its historical spend for its planned clinical trial activities over the next twelve months.

The condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. Based on the above, there is substantial doubt about the Company’s ability to continue as a going concern within one year from the date the condensed consolidated financial statements are available to be issued. The condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its controlled subsidiaries, including Histogen Therapeutics, Inc., and have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). All intercompany balances and transactions have been eliminated upon consolidation.

The Company acquired Centro De Investigacion de Medicina Regenerativa, S.A. de C.V. (“CIMRESA”), a company in Mexico, during 2018 to facilitate a potential clinical development program for HSC. This is a wholly-owned subsidiary intended to pursue registration with the COFEPRIS (Mexico equivalent to FDA). CIMRESA had no operational or financial activity for the three and nine months ended September 30, 2020 and 2019.

The Company holds a majority interest in Adaptive Biologix, Inc. (“AB”, formerly Histogen Oncology, LLC). AB was formed to develop and market applications for the treatment of cancer. The Company consolidates AB into its condensed consolidated financial statements.

Reclassifications

Reclassifications

Certain prior period amounts related to the acquisition of in-process research and development assets from the Company’s former unconsolidated affiliate, PUR Biologics, LLC (“PUR”), have been reclassified from research and development expense to acquired in-process research and development expense on the accompanying condensed consolidated statements of operations and cash flows to conform to the current period presentation. In addition, certain prior period amounts have been reclassified from research and development expenses to cost of product revenue due to an immaterial error identified by the Company. These reclassifications have no effect on previously reported net income (loss), Stockholders’ equity (deficit) or cash flows from operating activities.

Unaudited Interim Financial Information

Unaudited Interim Financial Information

The unaudited condensed consolidated financial statements as of September 30, 2020, and for the three and nine months ended September 30, 2020 and 2019, have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (SEC) and GAAP. Accordingly, these condensed consolidated financial statements do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of Management, these unaudited interim condensed consolidated financial statements contain all adjustments necessary, all of which are of a normal and recurring nature, to present fairly the Company’s financial position, results of operations and cash flows. Interim results are not necessarily indicative of results for a full year or future periods. These condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2019 included in our prospectus dated April 1, 2020, filed with the Securities and Exchange Commission pursuant to Rule 424(b) under the Securities Act, relating to the Registration Statement on Form S-4, as amended (File No. 333-236332).

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and the disclosure of contingent assets and liabilities and contingencies at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Management believes that these estimates and assumptions are reasonable, however, actual results may differ and could have a material effect on future results of operations and financial position. Though the impact of the COVID-19 pandemic to our business and operating results presents additional uncertainty, we continue to use the best information available to us in our critical accounting estimates.

Significant estimates and assumptions include the useful lives of property and equipment, discount rates used in recognizing contracts containing leases, unrecognized tax benefits, reserves for excess or obsolete inventory, stock-based compensation, and best estimate of standalone selling price of revenue deliverables. Actual results may materially differ from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and the disclosure of contingent assets and liabilities and contingencies at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the years presented. Management believes that these estimates and assumptions are reasonable, however, actual results may differ and could have a material effect on future results of operations and financial position.

Significant estimates and assumptions include the allowance for doubtful accounts, useful lives of property and equipment, unrecognized tax benefits, potential reserves for excess or obsolete inventory, the fair value of warrant and indemnification liabilities, the fair value of the Company’s common stock, stock-based compensation, and best estimate of selling price of revenue deliverables. Actual results may materially differ from those estimates.

Variable Interest Entities

Variable Interest Entities

The Company determined that AB is a variable interest entity (“VIE”) and that the Company is its primary beneficiary. The Company holds greater than 50% of the shares and has the authority to manage the business and affairs of the VIE. AB’s other shareholder does not have a controlling interest.

On January 12, 2018, AB was converted into a traditional C corporation, a Delaware corporation, under a Plan of Conversion agreement between the Company and the other member of the limited liability company, Wylde, LLC (“Wylde”). The entity structure change eliminated some of the special rights Wylde had under the LLC charter and gave the Company more control over the voting rights under the new corporate structure. The Plan of Conversion called for 3,800,000 common stock shares of AB to be issued to the Company and Wylde in proportion to their interest in the LLC immediately before the agreement was executed. Contemporaneously, the Company offered to purchase, and Wylde agreed to sell, 100,000 of the AB common shares for $1.00 per share for a total price of $0.1 million. The completion of this transaction among the stockholders of AB resulted in Histogen owning 2,600,000 common shares or approximately 68% of AB.

A VIE is typically an entity for which the Company has less than a 100% equity interest but controls the decision making over the business and affairs of the entity, directs the decisions driving the economic performance of such entity and participates in the profit and losses of such an entity. The Company weighed both quantitative and qualitative information about the different risks and reward characteristics of each entity and the significance of that entity to the consolidating group in the aggregate.

Segment Reporting

Segment Reporting

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker, the Chief Executive Officer, in making decisions regarding resource allocation and assessing performance. The Company views its operations and manages its business as one operating segment.

Segment Reporting

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker, the Chief Executive Officer, in making decisions regarding resource allocation and assessing performance. The Company views its operations and manages its business as one operating segment.

Cash, Cash Equivalents and Restricted Cash

Cash, Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments purchased with an original maturity date of ninety days or less to be cash equivalents. Cash and cash equivalents include cash in readily available checking, money market accounts and brokerage accounts.

The Company’s current restricted cash consists of cash held as collateral for the issuer of its credit card accounts. Noncurrent restricted cash consists of collateral for a letter of credit issued as a security deposit for the lease of the Company’s headquarters and is required to be held throughout the lease term.

Cash, Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments purchased with an original maturity date of ninety days or less to be cash equivalents. Cash and cash equivalents include cash in readily available checking, money market accounts and brokerage accounts. Restricted cash consists of cash held as collateral for the issuer of its credit card accounts.

Risks and Uncertainties

Risks and Uncertainties

Credit Risk

At certain times throughout the year, the Company may maintain deposits in federally insured financial institutions in excess of federally insured limits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant risk on its cash balances due to the financial position of the depository institutions in which those deposits are held.

Customer Risk

During the three months ended September 30, 2020 and 2019, one customer accounted for 100% and 39% of total revenues, respectively. During the nine months ended September 30, 2020 and 2019, one customer accounted for 100% and 94% of total revenues, respectively. Accounts receivable from the customer was $0.1 million at September 30, 2020 and December 31, 2019.

COVID-19

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the “COVID-19 outbreak”) and the risks to the international community as the virus spreads globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally.

The full impact of the COVID-19 outbreak continues to evolve as of the date these condensed consolidated financial statements were available to be issued. As such, it is uncertain as to the full magnitude that the pandemic will have on the Company’s financial condition, liquidity, and future results of operations. Management is actively monitoring the situation on its financial condition, liquidity, operations, customers, suppliers, industry, and workforce. Given the daily evolution of the COVID-19 outbreak and the response to curb its spread, the Company is not able to estimate the effects of the COVID-19 outbreak to its results of operations, financial condition, or liquidity for fiscal year 2020.

On March 27, 2020, President Trump signed into law the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations, increased limitations on qualified charitable contributions and technical corrections to tax depreciation methods for qualified improvement property. The Company continues to examine the impact that the CARES Act may have on its business. Currently, the Company is unable to determine the impact that the CARES Act will have on its financial condition, results of operations, or liquidity. The CARES Act also appropriated funds for the U.S. Small Business Administration Paycheck Protection Program (“PPP”) loans that are forgivable in certain situations to promote continued employment, as well as Economic Injury Disaster Loans to provide liquidity to small businesses harmed by COVID-19. Refer to Note 8 — Paycheck Protection Program Loan for further information.

Accounts Receivable

Accounts Receivable

Accounts receivable are generally due within 30 days and are recorded net of the allowance for doubtful accounts. The allowance is based on an analysis of historical bad debt, current receivables aging and expected future write-offs of uncollectible accounts, as well as an assessment of specific identifiable accounts considered at risk or uncollectible. Additions to the allowance for doubtful accounts include provisions for bad debt and deductions from the allowance for doubtful accounts include customer write-offs. Provision for doubtful accounts was not material for all periods presented.

Inventories

Inventories

Inventories, consisting of raw materials, work in process, and finished goods, are valued at the lower of cost (first-in, first-out method) or net realizable value. The Company writes down excess and obsolete inventory to its estimated net realizable value based on management’s review of inventories on hand compared to estimated future usage and sales, shelf-life and assumptions about the likelihood of obsolescence. The cost components of work in process and finished goods inventories include raw materials, direct labor and an allocation of the Company’s overhead.

Inventories

Inventories, consisting of raw materials, work in process, and finished goods, are valued at the lower of cost (first-in, first-out method) or net realizable value. The Company writes down excess and obsolete inventory to its estimated net realizable value based on management’s review of inventories on hand compared to estimated future usage and sales, shelf-life and assumptions about the likelihood of obsolescence. The cost components of work in process and finished goods inventories include raw materials, direct labor and an allocation of a portion of the Company’s overhead.

Property and Equipment

Property and Equipment

Property and equipment are reported net of accumulated depreciation and amortization and are comprised of office furniture and equipment, lab and manufacturing equipment, and leasehold improvements. Ordinary maintenance and repairs are charged to expense, while expenditures that extend the physical or economic life of the assets are capitalized. Furniture and all equipment are depreciated over their estimated useful lives, or five years, using the straight-line method. Leasehold improvements are amortized over their estimated useful lives and limited by the remaining term of the building lease, using the straight-line method.

Property and Equipment

Property and equipment are reported net of accumulated depreciation and amortization and are comprised of office furniture and equipment, lab and manufacturing equipment, and leasehold improvements. Ordinary maintenance and repairs are charged to expense, while expenditures that extend the physical or economic life of the assets are capitalized. Furniture and all equipment are depreciated over their estimated economic lives, or five years, using the straight-line method. Leasehold improvements are amortized over their estimated useful lives and limited by the remaining term of the building lease, using the straight-line method.

Long-Lived Assets

Valuation of Long-Lived Assets

Long-lived assets to be held and used, including property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. As of September 30, 2020, the Company has not recognized any impairment to long-lived assets.

Forward Purchase Contract

Forward Purchase Contract

In late 2011, Private Histogen contracted for research services from EPS Global Research Pte. Ltd. (“EPS”) to conduct clinical trials and compile data from a study that took place in 2011 and 2013. The unpaid amount due for the services was approximately $0.3 million.

On January 26, 2017, Private Histogen and EPS entered into a Debt Settlement and Conversion Agreement (“Settlement Agreement”) whereby Private Histogen paid $50,000 and issued EPS 14,342 shares of Series D convertible preferred stock. The Company is required to repurchase the shares at the higher of the remaining balance due, approximately $0.3 million at September 30, 2020 and December 31, 2019, or the market price of the shares at the time of repurchase, but no later than December 31, 2021. The Company has the sole option to initiate the timing of the repurchase of the shares (which were converted into shares of common stock upon the Merger) before the deadline date.

The Settlement Agreement was treated as debt subject to Accounting Standards Codification (“ASC”) 470, Debt, and a repurchase commitment under ASC 480, Distinguishing Liabilities from Equity, which includes forward purchase contracts. In measuring the gain or loss on the extinguishment of debt under ASC 470, the Company has compared the difference between the net carrying value of the remaining liability against the fair value of the noncash securities, in this case the shares of Series D convertible preferred stock issued to EPS and the forward purchase contract. Based on these parameters, the Company has determined that no gain or loss has been created by the extinguishment of the original liability at January 26, 2017, the date of the agreement, and no effect has been recorded in the accompanying condensed consolidated statements of operations.

The Company determined the fair value of the liability to be approximately $0.3 million which is the value as if the repurchase commitment was exercised immediately. As of September 30, 2020 and December 31, 2019, the fair value of the EPS forward contract remained at approximately $0.3 million and is included in other liabilities in the accompanying condensed consolidated balance sheets.

Convertible Preferred Stock

Convertible Preferred Stock

Prior to the Merger, Private Histogen had shares of convertible preferred stock outstanding that were conditionally redeemable, as the redemption rights were either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control, and were classified as temporary equity.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

The Company is required to report all components of comprehensive income (loss), including net income (loss), in the accompanying condensed consolidated financial statements in the period in which they are recognized. Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources, including unrealized gains and losses on investments and foreign currency translation adjustments. Net loss and comprehensive loss were the same for all periods presented.

Comprehensive Loss

The Company is required to report all components of comprehensive loss, including net loss, in the consolidated financial statements in the period in which they are recognized. Comprehensive loss is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources, including unrealized gains and losses on investments and foreign currency translation adjustments. Net loss and comprehensive loss were the same for the years ended December 31, 2019 and 2018.

Revenue Recognition

Revenue Recognition

Product and License Revenue

The Company records revenue in accordance with ASC 606, Revenue from Contracts with Customers, whereby revenue is recognized when a customer obtains control of promised goods or services in an amount that reflects the consideration expected to be received in exchange for those goods or services. A five-step model is used to achieve the core principle: (1) identify the customer contract, (2) identify the contract’s performance obligations, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations and (5) recognize revenue when or as a performance obligation is satisfied. The Company applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. Shipping charges billed to customers are included in product revenue and the related shipping costs are included in cost of product revenue. The Company applies the revenue recognition standard, including the use of any practical expedients, consistently to contracts with similar characteristics and in similar circumstances (See Note 5).

Grant Awards

In March 2017, the National Science Foundation (“NSF”), a government agency, awarded the Company a research and development grant to develop a novel wound dressing for infection control and tissue regeneration. The Company has concluded this government grant is not within the scope of ASC 606, as government entities generally do not meet the definition of a “customer” as defined by ASC 606. Payments received under the grant are considered conditional, non-exchange contributions under the scope of ASC 958-605, Not-for-Profit Entities — Revenue Recognition, and are recorded as revenue in the period in which such conditions are satisfied. In reaching the determination that such payments should be recorded as revenue, management considered a number of factors, including whether the Company is a principal under the arrangement, and whether the arrangement is significant to, and part of, the Company’s ongoing operations.

In September 2020, the Company was approved for a grant award from the U.S. Department of Defense (“DoD”) in the amount of approximately $2.0 million to partially fund the Company’s planned Phase 1/2 clinical trial of HST-003 for regeneration of cartilage in the knee. Under the terms of the award, the DoD will reimburse the Company for certain allowable costs. The period of performance for the grant award substantially expires in September 2025 and is subject to annual and quarterly reporting requirements. The Company will recognize funding received from the grant award as a reduction of research and development expenses in the period in which qualifying expenses have been incurred, as the Company is reasonably assured that the expenses will be reimbursed and the funding is collectible. For the three and nine months ended September 30, 2020, no qualifying expenses have been incurred and there has been no reduction of research and development expenses related to the award and no amounts have been reimbursed by the DoD under the terms of the award.

Professional Services Revenue

The Company recognizes revenue for professional services which are based upon negotiated rates with the counterparty. Professional services fees are recognized as revenue over time when the underlying services are performed, in accordance with ASC 606, and none of the revenue recognized to date is refundable.

Cost of Product Revenue	Cost of Product Revenue Cost of product revenue represents direct and indirect costs incurred to bring the product to saleable condition.
Cost of Professional Services Revenue	Cost of Professional Services Revenue Cost of professional services revenue represents the Company’s costs for full-time employee equivalents and actual out-of-pocket costs.
Research and Development Expenses

Research and Development Expenses

All research and development costs are charged to expense as incurred. Research and development expenses primarily include (i) payroll and related costs associated with research and development performed, (ii) costs related to clinical and preclinical testing of the Company’s technologies under development, and (iii) other research and development costs including allocations of facility costs.

Research and Development Expenses

All research and development costs are charged to expense as incurred. Research and development expenses primarily include (i) payroll and related costs associated with research and development performed, (ii) costs related to clinical and preclinical testing of the Company’s technologies under development, and (iii) other research and development including allocations of facility costs.

Acquired In-Process Research and Development Expense

Acquired In-Process Research and Development Expense

The Company has acquired and may continue to acquire the rights to drug candidates in various stages of development. The up-front payments to acquire a drug candidate are immediately expensed as acquired in-process research and development, provided that the drug candidate has not obtained regulatory approval for marketing and, absent obtaining such approval, have no alternative future use.

General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses represent personnel costs for employees involved in general corporate functions, including finance, accounting, legal and human resources, among others. Additional costs included in general and administrative expenses consist of professional fees for legal (including patent costs), audit and other consulting services, travel and entertainment, charitable contributions, recruiting, allocated facility and general information technology costs, depreciation and amortization, and other general corporate overhead expenses.

Patent Costs

Patent Costs

The Company expenses all costs as incurred in connection with patent applications (including direct application fees, and the legal and consulting expenses related to making such applications) and such costs are included in general and administrative expenses in the accompanying condensed consolidated statements of operations.

Patent Costs

The Company expenses all costs as incurred in connection with patent applications (including direct application fees, and the legal and consulting expenses related to making such applications) and such costs are included in general and administrative expenses in the accompanying consolidated statements of operations.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income taxes are recorded for temporary differences between consolidated financial statement carrying amounts and the tax basis of assets and liabilities. Deferred tax assets and liabilities reflect the tax rates expected to be in effect for the years in which the differences are expected to reverse. No income tax expense or benefit was recorded for the three and nine months ended September 30, 2020 and 2019, due to the full valuation allowance on the Company’s net deferred tax assets. A valuation allowance is provided if it is more likely than not that some or all the deferred tax assets will not be realized.

The Company also follows the provisions of accounting for uncertainty in income taxes which prescribes a model for the recognition and measurement of a tax position taken or expected to be taken in a tax return, and provides guidance on derecognition, classification, interest and penalties, disclosure and transition.

The Company’s policy is to recognize interest or penalties related to income tax matters in income tax expense. Interest and penalties related to income tax matters were not material for the periods presented.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income taxes are recorded for temporary differences between consolidated financial statement carrying amounts and the tax basis of assets and liabilities. Deferred tax assets and liabilities reflect the tax rates expected to be in effect for the years in which the differences are expected to reverse. A valuation allowance is provided if it is more likely than not that some or all the deferred tax assets will not be realized.

The Company also follows the provisions of accounting for uncertainty in income taxes which prescribes a model for the recognition and measurement of a tax position taken or expected to be taken in a tax return, and provides guidance on derecognition, classification, interest and penalties, disclosure and transition.

The Company’s policy is to recognize interest or penalties related to income tax matters in income tax expense. Interest and penalties related to income tax matters were not material for the periods presented.

Net Loss Per Share

Net Loss Per Share

Basic net loss per share attributable to common stockholders is computed by dividing net loss attributable to common stockholders by the weighted-average common shares outstanding during the period, without consideration for potentially dilutive securities. Diluted net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares and potentially dilutive securities outstanding for the period. For the three and nine months ended September 30, 2020 and 2019, diluted net loss per share attributable to common stockholders is equal to basic net loss per share attributable to common stockholders as common stock equivalent shares from stock options and convertible preferred stock were anti-dilutive.

The following table sets forth outstanding potentially dilutive shares that have been excluded from the calculation of diluted net loss per share attributable to common stockholders because of their anti-dilutive effect (in common stock equivalents):

	September 30, 2020	September 30, 2019
Outstanding stock options	1,499,123	1,358,588
Convertible preferred stock	—	5,046,213
Warrants to purchase common stock	4,929	3,585
Warrants to purchase convertible preferred stock	—	107,565

Total	1,504,052	6,515,951

Net Loss Per Share

Basic net loss per common share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares and potentially dilutive securities outstanding for the period. The calculation for net loss per share gives effect to the dilutive securities under the treasury stock method. For the years ended December 31, 2019 and 2018, there is no difference in the number of shares used to compute basic and diluted net loss per share due to the Company’s net loss position.

The following table sets forth potentially dilutive shares that have been excluded from the calculation of net loss per share because of their anti-dilutive effect:

	Years Ended December 31,
	2019	2018
Common stock options issued and outstanding	9,497,923	6,150,000
Shares issuable upon conversion of convertible preferred stock	35,184,882	33,561,102
Warrants to purchase common stock	25,000	25,000
Warrants to purchase convertible preferred stock	—	950,000

Total anti-dilutive shares	44,707,805	40,686,102

Common Stock Valuations

Common Stock Valuations

Prior to the Merger, the Company was required to periodically estimate the fair value of common stock with the assistance of an independent third-party valuation expert when issuing stock options and computing its estimated stock-based compensation expense. The assumptions underlying these valuations represented management’s best estimates, which involved inherent uncertainties and the application of significant levels of management judgment.

In order to determine the fair value, the Company considered, among other things, contemporaneous valuations of the Company’s common stock, the Company’s business, financial condition and results of operations, including related industry trends affecting its operations; the likelihood of achieving various liquidity events; the lack of marketability of the Company’s common stock; the market performance of comparable publicly traded companies; and U.S. and global economic and capital market conditions.

Stock-Based Compensation

Stock-Based Compensation

Stock Options

The Company recognizes stock-based compensation expense over the requisite service period on a straight-line basis. Employee and director stock-based compensation for stock options is measured based on estimated fair value as of the grant date, using the Black-Scholes option pricing model, in calculating the fair value of option grants as of the grant date. The Company uses the following assumptions for estimating fair value of option grants:

Fair Value of Common Stock – The fair value of common stock underlying the option grant is determined based on observable market prices of the Company’s common stock.

Expected Volatility – Volatility is a measure of the amount by which the Company’s share price has historically fluctuated or is expected to fluctuate (i.e., expected volatility) during a period. Due to the lack of an adequate history of a public market for the trading of the Company’s common stock and a lack of adequate company-specific historical and implied volatility data, volatility has been estimated and based on the historical volatility of a group of similar companies that are publicly traded. For these analyses, the Company has selected companies with comparable characteristics, including enterprise value, risk profiles, and position within the industry, and with historical share price information sufficient to meet the expected term of the stock-based awards.

Expected Term – This is the period of time during which the options are expected to remain unexercised. Options have a maximum contractual term of ten years. The Company estimates the expected term of stock options using the “simplified method”, whereby the expected term equals the average of the vesting term and the original contractual term of the underlying option.

Risk-Free Interest Rate – This is the observed yield on zero-coupon U.S. Treasury securities, as of the day each option is granted, with a term that most closely resembles the expected term of the option.

Expected Forfeiture Rate – Forfeitures are recognized as they occur.

Performance-Based Options

Stock-based compensation expense for performance-based options is recognized based on amortizing the fair market value as of the grant date over the periods during which the achievement of the performance is probable. Performance-based options require certain performance conditions to be achieved in order for these options to vest. These options vest on the date of achievement of the performance condition.

Market-Based Options

Stock-based compensation expense for market-based options is recognized on a straight-line basis over the derived service period, regardless of whether the market condition is satisfied. Market-based options subject to market-based performance targets require achievement of the performance target in order for these options to vest. The Company estimates the fair value of market-based options as of the grant date and expected term using a Monte Carlo simulation that incorporates option-pricing inputs covering the period from the grant date through the end of the derived service period. The expected volatility as of the grant date is estimated and based on the historical volatility of a group of similar companies that are publicly traded. The risk-free interest rate is based on the yield on zero-coupon U.S. Treasury securities, as of the day the option is granted, with a term that most closely resembles the expected term of the option.

Recent Accounting Pronouncements

Recently Issued Accounting Pronouncements

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). ASU 2019-12 simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. ASU 2019-12 also improves the consistent application, and the simplification, of other areas of Topic 740 by clarifying and amending existing guidance. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the potential impact that this standard may have on its consolidated financial statements and related disclosures.

Recently Adopted Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments Credit Losses (Topic 326): Measurements of Credit Losses on Financial Instruments (“ASU 2016-13”), which changes the impairment model for most financial assets and certain other instruments. For trade receivables and other instruments, entities will be required to use a new forward-looking expected loss model that generally will result in the earlier recognition of allowances for losses. For available-for-sale debt securities with unrealized losses, the losses will be recognized as allowances rather than as reductions in the amortized cost of the securities. ASU 2016-13 is effective for fiscal years beginning after December 15, 2019, and interim periods within those periods, with early adoption permitted. The Company adopted ASU 2016-13 on January 1, 2020. The adoption of this standard did not have a material impact on the Company’s condensed consolidated financial statements or related disclosures.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). ASU 2018-13 removes the valuation processes for Level 3 fair value measurements and adds the disclosure for the range and weighted-average of significant unobservable inputs used to develop Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with early adoption permitted. The Company adopted ASU 2018-13 on January 1, 2020. The adoption of this standard did not have an impact on the Company’s condensed consolidated financial statements or related disclosures.

Recently Issued Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or other standard setting bodies that are adopted by the Company as of the specified effective date.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments Credit Losses (Topic 326): Measurements of Credit Losses on Financial Instruments, which changes the impairment model for most financial assets and certain other instruments. For trade receivables and other instruments, entities will be required to use a new forward-looking expected loss model that generally will result in the earlier recognition of allowances for losses. For available-for-sale debt securities with unrealized losses, the losses will be recognized as allowances rather than as reductions in the amortized cost of the securities. This guidance is effective for annual periods beginning after December 15, 2019, and interim periods within those periods, with early adoption permitted. The Company adopted ASU 2016-13 on January 1, 2020, which did not result in a material impact to its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value, which modifies the disclosures for transfers between Level 1 and Level 2 of the fair value hierarchy, modifies the Level 3 disclosure requirements for non-public entities and requires additional disclosure for Level 3 fair value hierarchy. The amendment is effective for annual periods beginning after December 15, 2019, and interim periods within those periods, with early adoption permitted. The Company adopted ASU 2018-13 on January 1, 2020, which did not result in a material impact to its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. The pronouncement is effective for annual periods beginning after December 15, 2020, and interim periods within those periods, with early adoption permitted. The Company is in the process of determining the impact the adoption will have on its consolidated financial statements and whether to early adopt the new guidance.

In January 2020, the FASB issued ASU 2020-01, Investments – Equity Securities (Topic 321), Investments – Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) – Clarifying the Interactions between Topic 321, Topic 323, and Topic 815 (a consensus of the Emerging Issues Task Force), which clarifies the interaction of the accounting for equity securities, investments accounted for under the equity method, and certain forward contracts and purchased options. This update is effective for annual periods beginning after December 15, 2020, and interim periods within those periods, with early adoption permitted. The Company is in the process of determining the impact the adoption will have on its consolidated financial statements and whether to early adopt the new guidance.

Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its controlled subsidiaries and have been prepared in accordance with U.S. GAAP. All intercompany balances and transactions have been eliminated upon consolidation.

The Company acquired Centro De Investigacion de Medicina Regenerativa, S.A. de C.V. (“CIMRESA”), a company in Mexico, during 2018 to facilitate a potential clinical development program for HSC. This is a wholly-owned subsidiary intended to pursue registration with the COFEPRIS (Mexico equivalent to FDA). CIMRESA has no operational or financial activity for the years ended December 31, 2019 and 2018.

The Company holds an interest in Adaptive Biologix, Inc. (“AB”, formerly Histogen Oncology, LLC). AB was formed to develop and market applications for the treatment of cancer. The Company consolidates AB into its consolidated financial statements.

Joint Venture and Variable Interest Entities

Joint Venture and Variable Interest Entities

The Company determined that AB is a variable interest entity (“VIE”) and that Histogen is its primary beneficiary. The Company holds greater than 50% of the shares and has the authority to manage the business and affairs of the VIE. AB’s other shareholder does not have a controlling interest.

On January 12, 2018, AB was converted into a traditional C corporation, a Delaware corporation, under a Plan of Conversion agreement between the Company and the other member of the limited liability company, Wylde, LLC (“Wylde”). The entity structure change eliminated some of the special rights Wylde had under the LLC charter and gave the Company more control over the voting rights under the new corporate structure. The Plan of Conversion called for 3,800,000 common stock shares of AB to be issued to the Company and Wylde in proportion to their interest in the LLC immediately before the agreement was executed. Contemporaneously, the Company offered to purchase, and Wylde agreed to sell, 100,000 of the AB common shares for $1.00 per share for a total price of $100 thousand. The completion of this transaction among the stockholders of AB resulted in Histogen owning 2,600,000 common shares or approximately 68%.

A VIE is typically an entity for which the Company has less than a 100% equity interest but controls the decision making over the business and affairs of the entity, directs the decisions driving the economic performance of such entity and participates in the profit and losses of such an entity. The Company weighed both quantitative and qualitative information about the different risks and reward characteristics of each entity and the significance of that entity to the consolidating group in the aggregate.

Reclassifications

Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation. These reclassifications had no effect on previously reported net loss, Stockholders’ deficit or cash flows from operating activities.

Concentrations

Concentrations

Credit Risk

The Company maintains deposits in federally insured financial institutions in excess of federally insured limits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant risk on its cash balances due to the financial position of the depository institutions in which those deposits are held.

Customer Risk

For the years ended December 31, 2019 and 2018, one customer accounted for revenues of approximately $10.5 million, or 91% of total revenue, and $860 thousand, or 48% of total revenue, respectively. The accounts receivable balance of the customer was approximately $11 thousand and $21 thousand as of December 31, 2019 and 2018, respectively.

Accounts Receivable

Accounts Receivable

Accounts receivable are generally due within 30 days and are recorded net of the allowance for doubtful accounts. The allowance is based on an analysis of historical bad debt, current receivables aging and expected future write-offs of uncollectible accounts, as well as an assessment of specific identifiable accounts considered at risk or uncollectible. Additions to the allowance for doubtful accounts include provisions for bad debt and deductions from the allowance for doubtful accounts include customer write-offs. Allowance for doubtful accounts was $0 and approximately $22 thousand as of December 31, 2019 and 2018, respectively.

Valuation of Long-Lived Assets

Valuation of Long-Lived Assets

Long-lived assets to be held and used, including property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. The Company has not recognized any impairment to long-lived assets through December 31, 2019.

Warrant Liabilities for Convertible Preferred Stock

Warrant Liabilities for Convertible Preferred Stock

The Company accounts for freestanding warrant instruments that either conditionally or unconditionally obligate the issuer to transfer redeemable stock as liabilities regardless of the timing of the redemption feature or price, even though the underlying shares may be classified as permanent or temporary equity. Since the Company’s convertible preferred stock is contingently redeemable, the warrants to purchase shares of convertible preferred stock are accounted for as liabilities. The Company estimates the fair values of the warrants using the Black-Scholes option pricing model. The liabilities for warrants to purchase the convertible preferred stock is remeasured at each balance sheet date with changes to fair value being recognized as a component of other income (expense) in the consolidated statements of operations.

As of December 31, 2019, the warrant liabilities for convertible preferred stock expired unexercised and are no longer outstanding.

Indemnification Liability

Indemnification Liability

The Company estimates the fair value of the indemnification liability using the fair value of the Series B preferred stock and the estimated fair value of the Company’s common stock price at the end of each period. Any resulting increase or decrease in estimated fair value is recorded as a component of other income (expense) in the consolidated statements of operations.

In January 2019, the indemnification liability was settled. See Note 20 – Related Parties for further information.

Fair Value Measurements

Fair Value Measurements

ASC 820, Fair Value Measurements, defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles and enhances disclosures about fair value measurements. Fair value is defined under ASC 820 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value under ASC 820 must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

•    Level 1 — Observable inputs such as quoted price (unadjusted) for identical instruments in active markets.

•    Level 2 — Observable inputs such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, or model derived valuations whose significant inputs are observable.

•    Level 3 — Unobservable inputs that reflect the reporting entity’s own assumptions.

As of December 31, 2019, the Company did not have any assets or liabilities measured at fair value on its consolidated balance sheet. The following table presents the Company’s fair value hierarchy for its liabilities measured at fair value as of December 31, 2018 (in thousands):

		Fair Value Measurements at Reporting Date Using
	December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Indemnification liability	$239	$—	$—	$239
Warrant liabilities	276	—	—	276

Total fair value	$515	$—	$—	$515

The change in the liabilities measured at fair value using Level 3 unobservable inputs is as follows (in thousands):

	Indemnification liability	Warrant liabilities
Balance at December 31, 2017	$—	$229
Issuance	182	—
Change in fair value	57	47

Balance at December 31, 2018	$239	$276
Change in fair value	—	(276)
Settlement	(239)	—

Balance at December 31, 2019	$—	$—

The following inputs were used in determining the fair value of the indemnification and warrant liabilities valued using the Black-Scholes-Merton option pricing model:

December 31, 2018
Expected volatility	59.0%
Risk-free interest rate	2.6%
Expected term (in years)	1.0
Expected dividend yield	0.0%

Convertible Preferred Stock

Convertible Preferred Stock

Convertible preferred stock subject to mandatory redemption is classified as a liability and measured at fair value and is included as a component of other liabilities in the accompanying consolidated balance sheets. See Note 11 – Forward Purchase Contract for further information.

Convertible preferred stock that is conditionally redeemable (including preferred stock that has redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity.

Revenue Recognition

Revenue Recognition

Product and License Revenue

The Company records revenue in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”), which was adopted on January 1, 2018, using the modified retrospective method. Under the new standard, revenue is recognized when a customer obtains control of promised goods or services, in an amount that reflects the consideration expected to be received in exchange for those goods or services. A five-step model is used to achieve the core principle: (1) identify the customer contract, (2) identify the contract’s performance obligations, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations and (5) recognize revenue when or as a performance obligation is satisfied. The Company applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. Shipping charges billed to customers are included in product revenue and the related shipping costs are included in cost of product revenue. The Company applies the revenue recognition standard, including the use of any practical expedients, consistently to contracts with similar characteristics and in similar circumstances. See Note 10 – Revenue for further information.

Grant Revenue

In March 2017, the National Science Foundation (“NSF”), a government agency, awarded the Company a research and development grant to develop a novel wound dressing for infection control and tissue regeneration. The Company has concluded this government grant is not within the scope of ASC 606, as government entities generally do not meet the definition of a “customer” as defined by ASC 606. Payments received under the grant are considered conditional, non-exchange contributions under the scope of ASC 958-605, Not-for-Profit Entities – Revenue Recognition, and are recorded as revenue in the period in which such conditions are satisfied. In reaching the determination that such payments should be recorded as revenue, management considered a number of factors, including whether the Company is a principal under the arrangement, and whether the arrangement is significant to, and part of, the Company’s ongoing operations.

Professional Services Revenue

The Company recognizes revenue for professional services which are based upon negotiated rates with the counterparty. Professional services fees are recognized as revenue over time when the underlying services are performed, in accordance with ASC 606, and none of the revenue recognized to date is refundable.

Cost of Product Revenue

Cost of product revenue represents direct and indirect costs incurred to bring the product to saleable condition, including write-offs of inventory.

Cost of Professional Services Revenue

Cost of professional services revenue represents the Company’s costs for full-time employee equivalents (“FTE”) and actual out-of-pocket costs.

Acquired In-Process Research and Development Expense

Acquired In-Process Research and Development Expense

The Company has acquired and may continue to acquire the rights to drug candidates in various stages of development. The up-front payments to acquire a drug candidate are immediately expensed as acquired in-process research and development, provided that the drug candidate has not obtained regulatory approval for marketing and, absent obtaining such approval, have no alternative future use.

General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses represent personnel costs for employees involved in general corporate functions, including finance, accounting, legal and human resources, among others. Additional costs included in general and administrative expenses consist of professional fees for legal (including patent costs), audit and other consulting services, travel and entertainment, charitable contributions, recruiting, allocated facility and general information technology costs, depreciation and amortization, and other general corporate overhead expenses.

Common Stock Valuations

Common Stock Valuations

The Company is required to periodically estimate the fair value of common stock when issuing stock options and computing its estimated stock-based compensation expense. The fair value of common stock was determined on a periodic basis, with the assistance of an independent third-party valuation expert. The assumptions underlying these valuations represented management’s best estimates, which involved inherent uncertainties and the application of significant levels of management judgment.

The fair value of the common stock underlying the Company’s stock options was estimated at each grant date. The Company’s Board of Directors intended all options granted to be exercisable at a price per share not less than the estimated per share fair value of common stock underlying those options on the date of grant.

In order to determine the fair value, the Company considered, among other things, contemporaneous valuations of the Company’s common stock, the Company’s business, financial condition and results of operations, including related industry trends affecting its operations; the likelihood of achieving a liquidity event, such as an initial public offering, or IPO, or sale, given prevailing market conditions; the lack of marketability of the Company’s common stock; the market performance of comparable publicly traded companies; and U.S. and global economic and capital market conditions.

Stock-Based Compensation

Stock-Based Compensation

Pursuant to ASC 718, Stock Compensation, the Company accounts for stock-based compensation with employees and directors by estimating the fair value on the date of grant and recognizing compensation expense over the requisite service period on a straight-line basis. The Company recognizes forfeitures related to stock-based compensation as they occur.

The Company estimates the fair value of stock option awards to employees, directors and non-employees using the Black-Scholes option pricing model, which requires the input of highly subjective assumptions, including (a) the risk-free interest rate, (b) the expected stock volatility, (c) the expected term of the award, and (d) the expected dividend yield. Due to the lack of an adequate history of a public market for the trading of the Company’s common stock and a lack of adequate company-specific historical and implied volatility data, volatility has been estimated and based on the historical volatility of a group of similar companies that are publicly traded. For these analyses, the Company has selected companies with comparable characteristics, including enterprise value, risk profiles, and position within the industry, and with historical share price information sufficient to meet the expected life of the stock-based awards. The Company has estimated the expected life of employee stock options using the “simplified” method, whereby the expected life equals the average of the vesting term and the original contractual term of the option. The expected life of non-employee stock options has been estimated based on the contractual term of the option. The risk-free interest rates for periods within the expected life of the option are based on the yields of zero-coupon U.S. treasury securities.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease, respectively. A lessee is also required to record a right of use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Topic 842 supersedes the previous leases standard Topic 840, Leases. In July 2018, the FASB issued ASU 2018-11, Leases (Topic 842): Targeted Improvements, which provides a new transition option in which an entity initially applies ASU 2016-02 at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The standard is effective for fiscal years beginning after December 15, 2018, with early adoption permitted. The Company adopted this standard on January 1, 2019 using the modified retrospective approach. The adoption of this standard did not result in a cumulative effect adjustment to retained earnings. The Company elected the “package of practical expedients,” which permits the Company to not reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. The Company did not elect the practical expedient for the use-of-hindsight in determining the lease term of its leases. See Note 9 – Leases for further information.

Predecessor Company [Member]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Segment Reporting

Segment Reporting

Operating segments are identified as components of an enterprise about which separate discrete financial information is used in making decisions regarding resource allocation and assessing performance. To date, the Company has viewed its operations and managed its business as one segment operating primarily in the United States.

Property and Equipment

Property and Equipment

Property and equipment, which consisted of furniture and fixtures, computers and office equipment, scientific equipment and leasehold improvements, were stated at cost and depreciated over the estimated useful lives of the assets (three to five years) using the straight-line method. Leasehold improvements were amortized over the shorter of their estimated useful lives or the lease term.

Long-Lived Assets

Long-Lived Assets

The Company regularly reviews the carrying value and estimated lives of all of its long-lived assets, including property and equipment, to determine whether indicators of impairment may exist which warrant adjustments to carrying values or estimated useful lives. The determinants used for this evaluation include management’s estimate of the asset’s ability to generate positive income from operations and positive cash flow in future periods, as well as the strategic significance of the assets to the Company’s business objective. Should an impairment exist, the impairment loss would be measured based on the excess of the carrying amount of the asset’s fair value. Through December 31, 2019, the Company has recognized $50,000 in impairment losses.

Comprehensive Income (Loss)

Comprehensive Loss

The Company is required to report all components of comprehensive loss, including net loss, in the financial statements in the period in which they are recognized. Comprehensive loss is defined as the change in equity during a period from transactions and other events and circumstances from nonowner sources, including unrealized gains and losses on marketable securities. Comprehensive gains (losses) have been reflected in the statements of operations and comprehensive loss for all periods presented.

Revenue Recognition

Revenue Recognition

Under the relevant accounting literature, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. The Company performs the following five steps in order to determine revenue recognition for contracts: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when, or as, the entity satisfies a performance obligation.

At contract inception, the Company identifies the performance obligations in the contract by assessing whether the goods or services promised within each contract are distinct. Revenue is then recognized for the amount of the transaction price that is allocated to the respective performance obligation when, or as, the performance obligation is satisfied.

In a contract with multiple performance obligations, the Company must develop estimates and assumptions that require judgment to determine the underlying stand-alone selling price for each performance obligation, which determines how the transaction price is allocated among the performance obligations. The estimation of the stand-alone selling price(s) may include estimates regarding forecasted revenues or costs, development timelines, discount rates, and probabilities of technical and regulatory success. The Company evaluates each performance obligation to determine if it can be satisfied at a point in time or over time. Any change made to estimated progress towards completion of a performance obligation and, therefore, revenue recognized will be recorded as a change in estimate. In addition, variable consideration must be evaluated to determine if it is constrained and, therefore, excluded from the transaction price.

If a license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in a contract, the Company recognizes revenues from the transaction price allocated to the license when the license is transferred to the licensee and the licensee is able to use and benefit from the license. For licenses that are bundled with other promises, the Company utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue from the allocated transaction price. The Company evaluates the measure of progress at each reporting period and, if necessary, adjusts the measure of performance and related revenue or expense recognition as a change in estimate.

At the inception of each arrangement that includes milestone payments, the Company evaluates whether the milestones are considered probable of being reached. If it is probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. Milestone payments that are not within the Company’s or a collaboration partner’s control, such as regulatory approvals, are generally not considered probable of being achieved until those approvals are received. At the end of each reporting period, the Company re-evaluates the probability of achievement of milestones that are within its or a collaboration partner’s control, such as operational developmental milestones and any related constraint, and, if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which will affect collaboration revenues and earnings in the period of adjustment. Revisions to the Company’s estimate of the transaction price may also result in negative collaboration revenues and earnings in the period of adjustment.

For arrangements that include sales-based royalties, including commercial milestone payments based on the level of sales, and a license is deemed to be the predominant item to which the royalties relate, the Company will recognize revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied, or partially satisfied. To date, the Company has not recognized any royalty revenue from collaborative arrangements.

In December 2016, the Company entered into an Option, Collaboration and License Agreement (the Collaboration Agreement) and an Investment Agreement (the Investment Agreement) with Novartis Pharma AG (Novartis). The Company concluded that there were two significant performance obligations under the Collaboration Agreement: the license and the research and development services, but that the license is not distinct from the research and development services as Novartis cannot obtain value from the license without the research and development services, which the Company is uniquely able to perform.

The Company concluded that progress towards completion of the performance obligations related to the Collaboration Agreement is best measured in an amount proportional to the collaboration expenses incurred and the total estimated collaboration expenses. The Company periodically reviews and updates the estimated collaboration expenses, when appropriate, which adjusts the percentage of revenue that is recognized for the period. While such changes to the Company’s estimates have no impact on the Company’s reported cash flows, the amount of revenue recorded in the period could be materially impacted. The transaction price to be recognized as revenue under the Collaboration Agreement consists of the upfront payment, option exercise fee, deemed revenue from the premium paid by Novartis under the Investment Agreement and estimated reimbursable research and development costs. Certain expenses directly related to execution of the Collaboration Agreement were capitalized as assets on the balance sheet and are being expensed in a manner consistent with the methodology used for recognizing revenue.

The Collaboration Agreement was terminated, effective September 30, 2019, and the Company will not receive any future milestone, royalty or profit and loss sharing payments under the Collaboration Agreement.

See Note 9 – Collaboration and License Agreements for further information.

Research and Development Expenses		Research and Development Expenses All research and development costs are expensed as incurred.
Income Taxes

Income Taxes

The Company’s policy related to accounting for uncertainty in income taxes prescribes a recognition threshold and measurement attribute criteria for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. As of December 31, 2019, there are no unrecognized tax benefits included in the balance sheet that would, if recognized, affect the Company’s effective tax rate. The Company has not recognized interest and penalties in the balance sheets or statements of operations and comprehensive loss. The Company is subject to U.S. and California taxation. As of December 31, 2019, the Company’s tax years beginning 2005 to date are subject to examination by taxing authorities.

Net Loss Per Share

Net Loss Per Share

Basic net loss per share is calculated by dividing the net loss by the weighted average number of common shares outstanding during the period. Diluted net loss per share is computed by dividing the net loss by the weighted average number of common shares and common share equivalents outstanding for the period. Common stock equivalents are only included when their effect is dilutive. The Company’s potentially dilutive securities have been excluded from the computation of diluted net loss per share in the periods in which they would be anti-dilutive. For all periods presented, there is no difference in the number of shares used to compute basic and diluted shares outstanding due to the Company’s net loss position.

The following table sets forth the outstanding potentially dilutive securities that have been excluded in the calculation of diluted net loss per share because to do so would be anti-dilutive (in thousands):

	December 31,
	2019	2018	2017
Warrants to purchase common stock	1	1	15
Common stock options issued and outstanding	130	539	482
RSUs outstanding	145	—	—
Shares issuable upon conversion of convertible note payable	—	—	296

Total	276	540	793

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation expense for stock option grants and restricted stock units (RSUs) under the Company’s equity plans is recorded at the estimated fair value of the award as of the grant date and is recognized as expense on a straight-line basis over the requisite service period of the stock-based award, and forfeitures are recognized as they occur. Stock-based compensation expense for employee stock purchases under the Company’s 2013 Employee Stock Purchase Plan (the ESPP) is recorded at the estimated fair value of the purchase as of the plan enrollment date and is recognized as expense on a straight-line basis over the applicable six-month ESPP offering period. The estimation of fair value for stock-based compensation requires management to make estimates and judgments about, among other things, employee exercise behavior, forfeiture rates and volatility of the Company’s common stock. The judgments directly affect the amount of compensation expense that will be recognized.

The fair value of stock options is estimated using the Black-Scholes model with the assumptions noted in the following table. The expected life of stock options is based on the simplified method. The expected volatility of stock options is based upon the historical volatility of the Company and a number of publicly traded companies in similar stages of clinical development. The risk-free interest rate is based on the average yield of five- and seven-year U.S. Treasury Bills as of the valuation date.

	Year Ended December 31,
	2019	2018	2017
Assumptions
Risk-free interest rate	1.82% - 2.50%	2.55% - 3.03%	1.83% - 2.13%
Expected dividend yield	0%	0%	0%
Expected volatility	105% - 119%	94% - 100%	93% - 97%
Expected term (in years)	5.5 - 6.1	5.5 - 6.1	5.5 - 6.1

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In December 2019, the FASB issued ASU No. 2019-12, Simplifying the Accounting for Income Taxes, as part of its initiative to reduce complexity in accounting standards. The amendments in the ASU are effective for fiscal years beginning after December 15, 2020, including interim periods therein. Early adoption of the standard is permitted, including adoption in interim or annual periods for which financial statements have not yet been issued. We have not early adopted this ASU for 2019. The ASU is currently not expected to have a material impact on our financial statements.

In February 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2016-02, Leases (Topic 842). This guidance requires lessees to recognize leases on the balance sheet and disclose key information about leasing arrangements. ASU 2016-02 establishes a right-of-use model (ROU) that requires a lessee to recognize an ROU asset and lease liability on the balance sheet for all leases with a term longer than 12 months. The Company adopted this standard effective January 1, 2019, as required, retrospectively through a cumulative effect adjustment. The new standard provides a number of optional practical expedients in transition. The Company elected the “package of practical expedients,” which permits the Company not to reassess, under ASU 2016-02, prior conclusions about lease identification, lease classification and initial direct costs. The new standard also provides practical expedients for an entity’s ongoing accounting. The Company elected to utilize the short-term lease recognition exemption for all leases that qualify. This means, for those short-term leases that qualify, the Company will not recognize ROU assets or lease liabilities. The Company also elected not to separate lease and non-lease components for facility leases. Adoption of this guidance resulted in the recognition of lease liabilities of $0.7 million, based on the present value of the remaining minimum rental payments under current leasing standards for the Company’s applicable existing office space operating lease, with corresponding ROU assets of $0.6 million.

See Note 11 – Commitments for further information.

Concentrations

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash, cash equivalents and marketable securities. The Company maintains deposits in federally insured financial institutions in excess of federally insured limits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant risk on its cash. Additionally, the Company established guidelines regarding approved investments and maturities of investments, which are designed to maintain safety and liquidity.

Fair Value Measurements

Fair Value of Financial Instruments

The carrying amounts of collaboration receivables, prepaid and other current assets, and accounts payable and accrued expenses are reasonable estimates of their fair value because of the short maturity of these items.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity from the date of purchase of three months or less to be cash equivalents. Cash and cash equivalents include cash in readily available checking and money market accounts.

Marketable Securities

Marketable Securities

The Company classifies its marketable securities as available-for-sale and records such assets at estimated fair value in the balance sheets, with unrealized gains and losses, if any, reported as a component of other comprehensive income (loss) within the statements of operations and comprehensive loss and as a separate component of stockholders’ equity. The Company classifies marketable securities with remaining maturities greater than one year as current assets because such marketable securities are available to fund the Company’s current operations. The Company invests its excess cash balances primarily in corporate debt securities and money market funds with strong credit ratings. Realized gains and losses are calculated on the specific identification method and recorded as interest income. There were no realized gains and losses for the years ended December 31, 2019, 2018 and 2017.

At each balance sheet date, the Company assesses available-for-sale securities in an unrealized loss position to determine whether the unrealized loss is other-than-temporary. The Company considers factors including: the significance of the decline in value compared to the cost basis, underlying factors contributing to a decline in the prices of securities in a single asset class, the length of time the market value of the security has been less than its cost basis, the security’s relative performance versus its peers, sector or asset class, expected market volatility and the market and economy in general. When the Company determines that a decline in the fair value below its cost basis is other-than-temporary, the Company recognizes an impairment loss in the period in which the other-than-temporary decline occurred. There have been no other-than-temporary declines in the value of marketable securities for the years ended December 31, 2019, 2018 and 2017.